UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             MAK Capital One LLC
Address:          590 Madison Ave, 9th Floor
                  New York, New York 10022


Form 13F File Number: 028-12344

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael Kaufman
Title:            Managing Member
Phone:            (212) 486-3211

Signature, Place, and Date of Signing:

  /s/ Michael Kaufman       New York, New York       May 15, 2009
-----------------------  -----------------------     ------------
      [Signature]             [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     52

Form 13F Information Table Value Total:     $264,358 (thousands)


List of Other Included Managers:

No.  13F File No.  Name
---  ------------  ----
01   028-05431     Sunrise Partners Limited Partnership

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FORM 13F INFORMATION TABLE                     Name of Reporting Manager:        MAK Capital One LLC
For Quarter Ended: 3/31/09
                                               Name of Other Reporting Manager:  01 = Sunrise Partners Limited Partnership
                                                                    SHARES/
                                TITLE OF                     VALUE   PRN       SH/  PUT/ INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER                  CLASS            CUSIP     (x$1000)  AMT       PRN  CALL DISCRETN MANAGERS   SOLE     DEFINED   NONE
--------------                  --------         ------    -------- --------  ---- ---- -------- --------    ----      ------   ----
ACCELRYS INC                    COM              00430U103   7,158   1,798,505          SOLE                1,798,505
ACCELRYS INC                    COM              00430U103   4,634   1,164,414          DEFINED    01                  1,164,414
ACETO CORP                      COM              004446100   7,438   1,247,997          SOLE                1,247,997
ACETO CORP                      COM              004446100   4,184     701,963          DEFINED    01                    701,963
AGILYSYS INC                    COM              00847J105  11,378   2,646,161          SOLE                2,646,161
AGILYSYS INC                    COM              00847J105   7,621   1,772,286          DEFINED    01                  1,772,286
BIODEL INC                      COM              09064M105     354      67,900          SOLE                   67,900
BIODEL INC                      COM              09064M105     192      36,906          DEFINED    01                     36,906
BROADRIDGE FINL SOLUTIONS IN    COM              11133T103  13,483     724,500          SOLE                  724,500
BROADRIDGE FINL SOLUTIONS IN    COM              11133T103   6,975     374,779          DEFINED    01                    374,779
CADENCE DESIGN SYS INC          COM              127387108   8,943   2,129,200          SOLE                2,129,200
CADENCE DESIGN SYS INC          COM              127387108   4,530   1,078,516          DEFINED    01                  1,078,516
CARIZZO OIL & CO INC            NOTE 4.375% 6/0  144577AA1   6,365      13,400          SOLE                   13,400
CARIZZO OIL & CO INC            NOTE 4.375% 6/0  144577AA1   3,135       6,600          DEFINED    01                      6,600
CHAMPION ENTERPRISES INC        NOTE 2.750% 11/0 158496AC3   2,853      27,170          SOLE                   27,170
CHAMPION ENTERPRISES INC        NOTE 2.750% 11/0 158496AC3   1,355      12,900          DEFINED    01                     12,900
EQUITABLE RES INC               COM              26884L109  18,344     585,500          SOLE                  585,500
EQUITABLE RES INC               COM              26884L109   9,367     298,971          DEFINED    01                    298,971
EXACT SCIENCES CORP             COM              30063P105   1,496   1,196,909          SOLE                1,196,909
EXACT SCIENCES CORP             COM              30063P105   1,252   1,001,362          DEFINED    01                  1,001,362
GOLDEN STAR RES LTD CDA         COM              38119T04    8,284   5,674,202          SOLE                5,674,202
GOLDEN STAR RES LTD CDA         COM              38119T04    4,189   2,869,250          DEFINED    01                  2,869,250
HAYNES INTERNATIONAL INC        COM              4220877201  1,443      81,000          SOLE                   81,000
HAYNES INTERNATIONAL INC        COM              4220877201    702      39,399          DEFINED    01                     39,399
INTERPUBLIC GROUP COS           COM              460690100   3,950     958,700          SOLE                  958,700
INTERPUBLIC GROUP COS           COM              460690100   1,923     466,867          DEFINED    01                    466,867
LUCENT TECHNOLOGIES INC         DBCV 2.750% 6/1  549463AG2   4,950       6,000          SOLE                    6,000
LUCENT TECHNOLOGIES INC         DBCV 2.750% 6/1  549463AG2   2,475       3,000          DEFINED    01                      3,000
MICROSOFT CORP                  COM              594917104   1,280      69,700          SOLE                   69,700
MICROSOFT CORP                  COM              594917104     625      34,000          DEFINED    01                     34,000
NEUROBIOLOGICAL TECHNOLOGIES    COM              64124W106   2,430   3,627,192          SOLE                3,627,192
NEUROBIOLOGICAL TECHNOLOGIES    COM              64124W106   1,067   1,592,865          DEFINED    01                  1,592,865
NCR CORPORATION                 COM              62886E108   6,442     810,300          SOLE                  810,300
NCR CORPORATION                 COM              62886E108   3,096     389,448          DEFINED    01                    389,448
OCEANEERING INTL INC            COM              675232102   9,070     246,000          SOLE                  246,000
OCEANEERING INTL INC            COM              675232102   4,420     119,893          DEFINED    01                    119,893
PERMA-FIX ENVIRONMENTAL SVCS    COM              714157104   3,076   1,577,305          SOLE                1,577,305
PERMA-FIX ENVIRONMENTAL SVCS    COM              714157104   1,567     803,829          DEFINED    01                    803,829
REPUBLIC SERVICES INC           COM              760759100   9,457     551,400          SOLE                  551,400
REPUBLIC SERVICES INC           COM              760759100   4,606     268,600          DEFINED    01                    268,600
SANDISK CORP                    NOTE 1% 5/1      80004CAC5  11,400      20,000          SOLE                   20,000
SANDISK CORP                    NOTE 1% 5/1      80004CAC5   5,700      10,000          DEFINED    01                     10,000
SAPIENT CORPORATION             COM              803062108     752     168,300          SOLE                  168,300
SAPIENT CORPORATION             COM              803062108     367      82,003          DEFINED    01                     82,003
SOTHEBY'S                       COM              835898107  18,622   2,069,100          SOLE                2,069,100
SOTHEBY'S                       COM              835898107   9,347   1,038,537          DEFINED    01                  1,038,537
VALMONT INDUSTRIES              COM              920253101   1,737      34,600          SOLE                   34,600
VALMONT INDUSTRIES              COM              920253101     849      16,900          DEFINED    01                     16,900
WEBMD CORP                      NOTE 1.750% 6/1  94769MAE5   9,523      10,700          SOLE                10,700
WEBMD CORP                      NOTE 1.750% 6/1  94769MAE5   4,873       5,475          DEFINED    01                      5,475
ZYGO CORP                       COM              989855101   3,355     730,957          SOLE               730,957
ZYGO CORP                       COM              989855101   1,725     375,722          DEFINED    01                    375,722

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